UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® ETF - NAV	25.60%	15.51%	14.58%
Fidelity® Nasdaq Composite Index® ETF - Market Price	25.85%	15.53%	14.59%
Nasdaq Composite Index®	25.13%	15.17%	14.51%
S&P 500® Index	13.84%	12.51%	11.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® ETF-NAV on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® and S&P 500 Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most the past 12 months.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending November 30, 2023, the fund gained 25.60% at net asset value and 25.85% on a market-price basis, versus 25.13% for the benchmark NASDAQ Composite Index. By sector, information technology gained 41% and contributed most. Communication services stocks also helped, gaining 39%. The consumer discretionary sector rose 28%, boosted by the consumer discretionary distribution & retail industry (+41%). Materials (+1%) also contributed. Other notable contributors included the industrials (+1%), real estate (+4%) and energy (+3%) sectors. In contrast, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Financials (-5%) also hurt, hampered by the banks industry (-24%). Other detractors were the consumer staples (-1%) sector, hampered by the food, beverage & tobacco industry (-2%), and the utilities (-4%) sector. Turning to individual stocks, the top contributor was Microsoft (+50%), from the software & services category. In semiconductors & semiconductor equipment, Nvidia gained roughly 176% and contributed. Apple (+29%), a stock in the technology hardware & equipment group, helped. Another notable contributor was Amazon.com (+51%), a stock in the consumer discretionary distribution & retail category. Lastly, Meta Platforms (+177%), a stock in the media & entertainment category, contributed. Conversely, the biggest individual detractor was Moderna (-56%), from the pharmaceuticals, biotechnology & life sciences industry. Also in pharmaceuticals, biotechnology & life sciences, Illumina (-53%) hurt. Enphase Energy (-68%) and Texas Instruments (-13%), within the semiconductors & semiconductor equipment group, also hindered the fund's performance. Lastly, PayPal Holdings (-27%), from the financial services industry, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.8
Microsoft Corp.	12.1
Amazon.com, Inc.	6.5
NVIDIA Corp.	5.0
Alphabet, Inc. Class A	3.4
Alphabet, Inc. Class C	3.4
Tesla, Inc.	3.3
Meta Platforms, Inc. Class A	3.1
Broadcom, Inc.	1.7
Adobe, Inc.	1.2
52.5

Market Sectors (% of Fund's net assets)

Information Technology	47.3
Consumer Discretionary	14.9
Communication Services	14.1
Health Care	7.1
Industrials	4.4
Consumer Staples	4.0
Financials	4.0
Materials	1.1
Real Estate	1.0
Utilities	0.8
Energy	0.7

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	13,389	855,022
Consolidated Communications Holdings, Inc. (b)	87,401	375,824
GCI Liberty, Inc. Class A (c)	18,738	0
Iridium Communications, Inc.	32,759	1,248,118
Liberty Global Ltd.:
Class A	48,929	782,864
Class C (a)	63,582	1,070,721
Liberty Latin America Ltd. Class C (b)	99,735	681,190
Nextplat Corp. (a)(b)	28,115	43,016
Shenandoah Telecommunications Co.	8,780	195,531
		5,252,286
Entertainment - 1.5%
Atlanta Braves Holdings, Inc.	16,990	610,791
Bilibili, Inc. ADR (a)(b)	28,572	323,721
Electronic Arts, Inc.	58,751	8,108,226
Grom Social Enterprises, Inc. (a)(b)	76,433	87,898
iQIYI, Inc. ADR (b)	118,843	533,605
Liberty Media Corp. Liberty Formula One:
Class A	8,548	490,057
Class C	49,242	3,134,746
Liberty Media Corp. Liberty Live:
Class C	15,179	519,881
Series A	6,719	221,391
NetEase, Inc. ADR	29,794	3,381,023
Netflix, Inc. (b)	99,457	47,139,634
Playtika Holding Corp. (b)	20,066	174,374
Roku, Inc. Class A (b)	28,363	2,955,425
Take-Two Interactive Software, Inc. (b)	36,897	5,837,105
Warner Bros Discovery, Inc. (b)	543,408	5,678,614
Warner Music Group Corp. Class A	36,892	1,221,494
		80,417,985
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (b)	1,333,120	176,678,394
Class C (b)	1,303,461	174,559,497
Baidu, Inc. sponsored ADR (b)	32,676	3,877,334
CarGurus, Inc. Class A (b)	17,650	381,593
FaZe Holdings, Inc. Class A (a)(b)	379,986	68,017
Hello Group, Inc. ADR	54,865	354,428
IAC, Inc. (b)	13,770	658,619
JOYY, Inc. ADR	9,975	383,140
Kanzhun Ltd. ADR (b)	70,262	1,161,431
Match Group, Inc. (b)	62,564	2,025,822
Meta Platforms, Inc. Class A (b)	499,919	163,548,501
MoneyHero Ltd. (a)	31,460	84,942
QuinStreet, Inc. (b)	36,448	455,236
Taboola.com Ltd. (b)	127,057	438,347
Vimeo, Inc. (b)	115,650	407,088
Weibo Corp. sponsored ADR	24,956	252,305
Yandex NV Series A (a)(b)(c)	50,190	642,432
Ziff Davis, Inc. (b)	11,767	750,970
Zoominfo Technologies, Inc. (b)	96,450	1,385,987
		528,114,083
Media - 1.6%
Advantage Solutions, Inc. Class A (a)(b)	150,653	414,296
Charter Communications, Inc. Class A (b)	34,157	13,667,240
Comcast Corp. Class A	930,487	38,978,100
comScore, Inc. (a)(b)	191,869	128,936
Criteo SA sponsored ADR (a)(b)	15,163	377,862
E.W. Scripps Co. Class A (b)	43,656	301,663
Fox Corp.:
Class A	64,233	1,897,443
Class B	59,547	1,647,070
Integral Ad Science Holding Corp. (b)	47,896	698,803
Liberty Broadband Corp.:
Class A (b)	5,797	480,803
Class C (b)	30,030	2,496,094
Liberty Media Corp. Liberty SiriusXM (b)	52,467	1,416,084
Liberty Media Corp. Liberty SiriusXM Class A	25,404	684,384
Magnite, Inc. (b)	27,187	219,671
News Corp.:
Class A (a)	93,152	2,053,070
Class B (a)	50,719	1,168,566
Nexstar Broadcasting Group, Inc. Class A (a)	9,249	1,312,711
Paramount Global Class B (a)	142,767	2,051,562
Scholastic Corp.	11,676	443,571
Sirius XM Holdings, Inc. (a)	901,880	4,220,798
TechTarget, Inc. (b)	14,037	415,495
The Trade Desk, Inc. (b)	96,304	6,785,580
		81,859,802
Wireless Telecommunication Services - 0.8%
Gogo, Inc. (b)	36,096	362,043
Millicom International Cellular SA (a)(b)	46,742	788,070
T-Mobile U.S., Inc.	265,902	40,004,956
VEON Ltd. sponsored ADR (b)	7,459	149,702
		41,304,771
TOTAL COMMUNICATION SERVICES		736,948,927
CONSUMER DISCRETIONARY - 14.9%
Automobile Components - 0.1%
Dorman Products, Inc. (b)	8,225	592,529
Fox Factory Holding Corp. (b)	11,579	723,803
Garrett Motion, Inc. (a)(b)	19,543	144,618
Gentex Corp.	53,902	1,639,160
Gentherm, Inc. (b)	9,948	456,812
Luminar Technologies, Inc. (a)(b)	106,770	266,925
Mobileye Global, Inc. (a)(b)	17,481	717,595
Patrick Industries, Inc. (a)	9,405	771,586
The Goodyear Tire & Rubber Co. (b)	46,530	646,302
Visteon Corp. (b)	6,569	779,543
XPEL, Inc. (b)	8,977	410,249
		7,149,122
Automobiles - 3.5%
Cenntro Electric Group Ltd. (a)(b)	691,107	107,122
Faraday Future Intelligent Electric, Inc. (a)(b)	69,919	27,059
Gogoro, Inc. (a)(b)	56,883	143,345
Li Auto, Inc. ADR (b)	49,111	1,814,651
Lucid Group, Inc. Class A (a)(b)	547,461	2,310,285
NWTN, Inc. (a)	73,434	533,131
Rivian Automotive, Inc. (a)(b)	224,354	3,760,173
Tesla, Inc. (b)	718,543	172,507,803
VinFast Auto PTE Ltd. (a)	234,999	1,985,742
		183,189,311
Broadline Retail - 7.5%
Amazon.com, Inc. (b)	2,318,211	338,667,445
eBay, Inc.	128,676	5,277,003
Etsy, Inc. (b)	19,273	1,461,086
Global-e Online Ltd. (a)(b)	35,078	1,201,422
JD.com, Inc. sponsored ADR	110,909	3,042,234
MercadoLibre, Inc. (b)	11,069	17,936,872
Ollie's Bargain Outlet Holdings, Inc. (b)	16,893	1,237,750
Ozon Holdings PLC ADR (a)(b)(c)	22,832	301,382
PDD Holdings, Inc. ADR (b)	147,094	21,687,539
		390,812,733
Distributors - 0.1%
LKQ Corp.	63,462	2,825,963
Pool Corp.	8,390	2,914,015
		5,739,978
Diversified Consumer Services - 0.1%
American Public Education, Inc. (b)	17,515	137,843
Duolingo, Inc. (b)	8,385	1,780,052
Grand Canyon Education, Inc. (a)(b)	9,514	1,300,754
Laureate Education, Inc. Class A	38,202	501,592
Rover Group, Inc. Class A (b)	21,719	237,606
Strategic Education, Inc.	6,981	621,100
Udemy, Inc. (b)	77,063	1,146,697
		5,725,644
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (b)	89,338	11,286,963
Bloomin' Brands, Inc. (a)	30,849	720,016
Booking Holdings, Inc. (b)	8,089	25,283,787
Caesars Entertainment, Inc. (b)	45,914	2,053,274
Churchill Downs, Inc. (a)	18,826	2,179,486
Dave & Buster's Entertainment, Inc. (b)	16,492	676,832
Doordash, Inc. (b)	82,600	7,762,748
Draftkings Holdings, Inc. (b)	92,165	3,524,390
Expedia, Inc. (b)	32,560	4,434,021
Golden Entertainment, Inc.	11,193	398,919
H World Group Ltd. ADR (b)	40,082	1,466,200
Jack in the Box, Inc. (a)	4,931	356,511
Krispy Kreme, Inc. (a)	55,755	724,815
Light & Wonder, Inc. Class A (b)	25,089	2,218,369
MakeMyTrip Ltd. (a)(b)	20,711	874,626
Marriott International, Inc. Class A	72,915	14,779,871
Melco Crown Entertainment Ltd. sponsored ADR (b)	68,790	480,154
Monarch Casino & Resort, Inc. (a)	6,575	413,436
Papa John's International, Inc. (a)	8,393	547,559
Penn Entertainment, Inc. (b)	37,892	930,628
Playa Hotels & Resorts NV (b)	64,128	484,166
Red Rock Resorts, Inc. (a)	9,881	440,001
Sabre Corp. (b)	133,507	471,280
Sportradar Holding AG (a)(b)	61,520	618,891
Starbucks Corp.	252,411	25,064,412
Target Hospitality Corp. (a)(b)	21,910	239,038
Texas Roadhouse, Inc. Class A	17,692	1,991,412
TH International Ltd. (a)(b)	55,528	105,503
The Cheesecake Factory, Inc. (a)	13,826	433,445
Trip.com Group Ltd. ADR (b)	93,012	3,272,162
Wendy's Co. (a)	58,845	1,103,344
Wingstop, Inc.	7,005	1,683,722
Wynn Resorts Ltd.	24,937	2,105,182
		119,125,163
Household Durables - 0.1%
Cavco Industries, Inc. (b)	2,755	779,059
Helen of Troy Ltd. (a)(b)	7,049	740,356
LGI Homes, Inc. (b)	7,893	931,927
Newell Brands, Inc.	32,052	244,557
Snap One Holdings Corp. (b)	20,280	145,002
Sonos, Inc. (b)	32,611	492,426
		3,333,327
Leisure Products - 0.1%
BRP, Inc. (a)	6,244	385,442
Hasbro, Inc.	28,432	1,319,529
Malibu Boats, Inc. Class A (b)	7,993	353,610
Mattel, Inc. (b)	86,780	1,648,820
Peloton Interactive, Inc. Class A (a)(b)	106,812	604,556
		4,311,957
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	22,530	1,146,101
Five Below, Inc. (b)	12,313	2,320,508
Monro, Inc. (a)	9,766	282,433
National Vision Holdings, Inc. (b)	110	2,030
Newegg Commerce, Inc. (a)(b)	232,509	292,961
O'Reilly Automotive, Inc. (b)	14,545	14,288,717
Petco Health & Wellness Co., Inc. (a)(b)	72,490	218,920
Ross Stores, Inc.	80,426	10,485,942
Sleep Number Corp. (b)	10,499	106,460
Stitch Fix, Inc. (b)	153,153	572,792
The ODP Corp. (b)	17,611	802,181
The RealReal, Inc. (a)(b)	213,231	481,902
Tractor Supply Co. (a)	24,158	4,904,316
Ulta Beauty, Inc. (b)	11,566	4,927,000
Upbound Group, Inc. (a)	27,368	796,409
Urban Outfitters, Inc. (b)	24,508	874,936
		42,503,608
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (a)	16,901	1,323,855
Crocs, Inc. (b)	9,679	1,022,199
G-III Apparel Group Ltd. (b)	23,309	670,600
lululemon athletica, Inc. (b)	26,697	11,928,220
Steven Madden Ltd. (a)	23,371	886,228
		15,831,102
TOTAL CONSUMER DISCRETIONARY		777,721,945
CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Celsius Holdings, Inc. (b)	55,161	2,731,021
Coca-Cola Bottling Co. Consolidated	2,121	1,557,917
Coca-Cola European Partners PLC	105,090	6,372,658
Keurig Dr. Pepper, Inc.	319,595	10,089,614
MGP Ingredients, Inc. (a)	6,787	579,949
Monster Beverage Corp.	238,532	13,155,040
National Beverage Corp. (a)(b)	24,548	1,167,012
PepsiCo, Inc.	305,997	51,496,235
		87,149,446
Consumer Staples Distribution & Retail - 1.5%
Andersons, Inc.	11,193	558,083
Casey's General Stores, Inc.	9,009	2,481,079
Chefs' Warehouse Holdings (b)	14,426	388,059
Costco Wholesale Corp.	98,634	58,464,317
Dollar Tree, Inc. (b)	50,924	6,293,697
Grocery Outlet Holding Corp. (b)	26,911	759,159
Ingles Markets, Inc. Class A	5,421	442,462
Maplebear, Inc. (a)	62,395	1,509,335
PriceSmart, Inc.	8,658	583,463
Sprouts Farmers Market LLC (a)(b)	27,710	1,193,747
Walgreens Boots Alliance, Inc. (a)	196,058	3,909,397
		76,582,798
Food Products - 0.7%
Beyond Meat, Inc. (a)(b)	31,394	228,862
Bridgford Foods Corp. (a)(b)	2,811	30,106
Cal-Maine Foods, Inc.	13,584	650,945
Freshpet, Inc. (a)(b)	7,202	510,982
J&J Snack Foods Corp. (a)	5,057	832,129
Lancaster Colony Corp. (a)	6,383	1,058,940
Mission Produce, Inc. (a)(b)	35,462	300,009
Mondelez International, Inc.	308,381	21,913,554
Pilgrim's Pride Corp. (b)	59,936	1,531,964
Sovos Brands, Inc. (a)(b)	31,546	691,173
The Kraft Heinz Co.	276,632	9,712,550
The Simply Good Foods Co. (b)	27,092	1,049,544
		38,510,758
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	13,581	492,719
Reynolds Consumer Products, Inc.	52,269	1,371,539
WD-40 Co. (a)	3,726	901,245
		2,765,503
Personal Care Products - 0.0%
Inter Parfums, Inc.	8,693	1,088,016
Oddity Tech Ltd. (a)	5,445	185,566
The Beauty Health Co. (a)(b)	60,184	154,071
		1,427,653
TOTAL CONSUMER STAPLES		206,436,158
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	223,900	7,556,625
Championx Corp.	50,981	1,494,763
CSI Compressco LP	73,617	136,191
Patterson-UTI Energy, Inc.	93,777	1,098,129
ProFrac Holding Corp. (a)(b)	44,971	362,466
Smart Sand, Inc. (b)	104,072	202,940
Weatherford International PLC (b)	22,052	1,999,896
		12,851,010
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	38,617	810,185
Amplify Energy Corp. warrants 5/4/22 (b)(c)	322	0
APA Corp.	62,565	2,252,340
Chesapeake Energy Corp. (a)	30,227	2,427,530
Chord Energy Corp.	8,976	1,455,369
Clean Energy Fuels Corp. (b)	95,615	345,170
Diamondback Energy, Inc.	40,499	6,253,451
Golar LNG Ltd.	33,009	710,684
Green Plains, Inc. (b)	19,238	478,641
New Fortress Energy, Inc. (a)	50,926	1,959,632
Plains All American Pipeline LP	168,600	2,677,368
Plains GP Holdings LP Class A	54,983	888,525
TORM PLC (a)	26,796	755,647
Viper Energy, Inc.	23,109	712,219
		21,726,761
TOTAL ENERGY		34,577,771
FINANCIALS - 4.0%
Banks - 1.2%
Ameris Bancorp	19,930	848,619
BancFirst Corp.	9,429	816,834
Bancorp, Inc., Delaware (b)	20,523	800,602
Bank of Marin Bancorp	7,995	153,744
Bank OZK	30,453	1,274,763
Banner Corp.	11,585	522,947
BCB Bancorp, Inc.	29,612	342,907
BOK Financial Corp.	17,401	1,248,870
Broadway Financial Corp. (a)(b)	15,187	114,662
Business First Bancshares, Inc.	8,302	167,949
Capitol Federal Financial, Inc.	44	237
Carver Bancorp, Inc. (b)	33,279	64,228
Cathay General Bancorp	21,140	775,415
City Holding Co.	5,482	527,752
Columbia Banking Systems, Inc.	55,817	1,251,975
Columbia Financial, Inc. (a)(b)	39,760	654,052
Commerce Bancshares, Inc.	31,157	1,575,609
CVB Financial Corp.	42,712	763,691
Dime Community Bancshares, Inc.	16,826	338,203
East West Bancorp, Inc.	30,586	1,924,471
Eastern Bankshares, Inc.	52,163	623,869
Enterprise Bancorp, Inc.	10,134	273,922
Enterprise Financial Services Corp.	13,043	511,416
Fifth Third Bancorp	157,581	4,561,970
First Bancorp, North Carolina	18,219	570,983
First Busey Corp.	18,657	404,857
First Citizens Bancshares, Inc.	3,092	4,538,716
First Financial Bancorp, Ohio	27,433	554,421
First Financial Bankshares, Inc. (a)	36,208	950,460
First Hawaiian, Inc.	36,869	724,476
First Internet Bancorp	22,020	483,119
First Interstate Bancsystem, Inc.	29,940	775,147
First Merchants Corp.	16,981	520,807
Flushing Financial Corp.	13,747	194,245
Fulton Financial Corp.	49,605	705,879
German American Bancorp, Inc.	15,028	433,107
Hancock Whitney Corp.	23,432	966,570
Hanmi Financial Corp.	18,168	302,316
Hope Bancorp, Inc.	55,570	544,586
Horizon Bancorp, Inc. Indiana	21,361	232,621
Huntington Bancshares, Inc.	335,034	3,772,483
Independent Bank Corp.	12,007	684,639
Independent Bank Group, Inc.	17,815	689,084
Inter & Co., Inc. Class A (a)(b)	53,179	279,722
International Bancshares Corp.	17,412	781,276
Investar Holding Corp.	18,685	205,722
Kearny Financial Corp.	27,521	217,416
Lakeland Financial Corp.	8,571	476,119
NBT Bancorp, Inc.	12,043	427,888
Northwest Bancshares, Inc.	44,202	492,410
OceanFirst Financial Corp.	28,972	401,552
Old National Bancorp, Indiana	77,874	1,159,544
Pacific Premier Bancorp, Inc.	30,957	697,152
Pathward Financial, Inc.	16,985	842,286
Pinnacle Financial Partners, Inc.	19,789	1,436,088
Popular, Inc.	18,934	1,397,140
Premier Financial Corp.	17,275	344,982
Republic Bancorp, Inc., Kentucky Class A (a)	11,483	539,127
Seacoast Banking Corp., Florida	24,687	573,726
Simmons First National Corp. Class A	32,756	523,768
Southstate Corp.	18,692	1,384,143
Stock Yards Bancorp, Inc.	9,917	437,538
Texas Capital Bancshares, Inc. (b)	13,920	763,930
TFS Financial Corp. (a)	83,595	1,104,290
TowneBank	20,959	550,383
Trico Bancshares	11,985	412,524
Trustmark Corp.	20,488	469,380
UMB Financial Corp.	12,761	914,453
United Bankshares, Inc., West Virginia	34,823	1,152,990
United Community Bank, Inc.	25,493	628,402
Valley National Bancorp	131,231	1,194,202
Veritex Holdings, Inc.	27,509	526,522
WaFd, Inc.	20,977	560,715
Washington Trust Bancorp, Inc.	11,776	314,890
WesBanco, Inc.	20,264	539,428
Westamerica Bancorp.	9,454	479,412
Wintrust Financial Corp.	15,089	1,292,675
WSFS Financial Corp.	18,380	708,917
Zions Bancorp NA	37,484	1,335,555
		63,753,490
Capital Markets - 1.4%
B. Riley Financial, Inc. (a)	16,483	303,287
BGC Group, Inc. Class A	66,591	432,842
Carlyle Group LP (a)	72,889	2,498,635
CME Group, Inc.	80,522	17,582,784
Coinbase Global, Inc. (a)(b)	40,957	5,108,157
CONX Corp. Class A (b)	24,009	253,775
Freedom Holding Corp. (a)(b)	19,933	1,622,746
Futu Holdings Ltd. ADR (b)	19,157	1,032,945
Greenpro Capital Corp. (a)(b)	65,820	52,965
Hamilton Lane, Inc. Class A	14,526	1,421,369
Interactive Brokers Group, Inc.	23,271	1,811,415
LPL Financial	17,771	3,950,493
MarketAxess Holdings, Inc. (a)	8,928	2,143,791
Morningstar, Inc. (a)	10,223	2,896,789
NASDAQ, Inc.	129,161	7,212,350
Northern Trust Corp.	47,998	3,803,842
Robinhood Markets, Inc. (a)(b)	196,047	1,725,214
SEI Investments Co.	33,182	1,946,788
StepStone Group, Inc. Class A (a)	27,972	716,643
T. Rowe Price Group, Inc.	52,164	5,223,181
TPG, Inc. (a)	29,111	1,018,885
Tradeweb Markets, Inc. Class A	26,823	2,599,149
Up Fintech Holdings Ltd. ADR (a)(b)	62,256	276,417
Victory Capital Holdings, Inc. (a)	21,236	682,737
Virtu Financial, Inc. Class A	30,955	556,571
Virtus Investment Partners, Inc.	2,374	464,402
XP, Inc. Class A (a)	110,923	2,583,397
		69,921,569
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,164	1,445,948
Encore Capital Group, Inc. (a)(b)	6,958	311,718
FirstCash Holdings, Inc.	11,727	1,313,424
LendingTree, Inc. (b)	17,117	302,971
Navient Corp. (a)	34,857	597,100
Qifu Technology, Inc. ADR	34,875	541,260
SLM Corp.	64,724	972,802
SoFi Technologies, Inc. (a)(b)	217,273	1,583,920
Upstart Holdings, Inc. (a)(b)	21,798	583,314
		7,652,457
Financial Services - 0.6%
A-Mark Precious Metals, Inc. (a)	5,342	153,102
Accretion Acquisition Corp. (b)	42,004	443,142
Affirm Holdings, Inc. (a)(b)	52,541	1,807,936
Atlantic Coastal Acquisition Corp. Class A (b)	43,976	462,628
AvidXchange Holdings, Inc. (b)	69,369	740,167
Enact Holdings, Inc.	42,625	1,181,139
Euronet Worldwide, Inc. (a)(b)	13,091	1,141,797
Flywire Corp. (b)	20,772	483,988
Focus Impact BH3 Acquisition Co. (b)	15,485	159,805
Jack Henry & Associates, Inc. (a)	17,226	2,733,594
LM Funding America, Inc. (a)(b)	102,869	32,404
Marblegate Acquisition Corp. (b)	16,925	176,697
Merchants Bancorp	17,247	580,362
Mr. Cooper Group, Inc. (b)	19,513	1,180,927
NMI Holdings, Inc. (b)	19,918	547,745
Nuvei Corp. (d)	13,193	270,852
Payoneer Global, Inc. (b)	116,148	601,647
PayPal Holdings, Inc. (b)	255,643	14,727,593
PepperLime Health Acquisition Corp. Class A (b)	53,472	579,102
Remitly Global, Inc. (b)	54,439	1,172,616
RMG Acquisition Corp. III Class A (b)	782	8,289
Screaming Eagle Acquisition Corp. (b)	23,509	248,255
StoneBridge Acquisition Corp. (b)	16,751	187,276
StoneCo Ltd. Class A (b)	110,901	1,730,056
Vector Acquisition Corp. II Class A (b)	66,919	702,650
		32,053,769
Insurance - 0.6%
Arch Capital Group Ltd. (b)	86,393	7,230,230
Brighthouse Financial, Inc. (b)	19,472	1,013,128
BRP Group, Inc. (b)	21,181	370,456
Cincinnati Financial Corp.	37,032	3,806,519
Enstar Group Ltd. (b)	4,331	1,189,466
Erie Indemnity Co. Class A	11,085	3,277,169
Goosehead Insurance (a)(b)	14,641	1,072,892
James River Group Holdings Ltd. (a)	10,690	95,996
Oxbridge Re Holdings Ltd. (a)(b)	82,836	88,635
Palomar Holdings, Inc. (b)	5,069	296,587
Principal Financial Group, Inc. (a)	57,385	4,236,735
Safety Insurance Group, Inc.	5,161	397,036
Selective Insurance Group, Inc.	15,494	1,575,585
Trupanion, Inc. (a)(b)	9,609	247,143
Willis Towers Watson PLC	24,823	6,113,905
		31,011,482
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	133,527	1,177,708
New York Mortgage Trust, Inc.	58,987	518,496
		1,696,204
TOTAL FINANCIALS		206,088,971
HEALTH CARE - 7.1%
Biotechnology - 4.1%
89Bio, Inc. (b)	38,313	308,037
Abcam PLC ADR (b)	38,107	913,425
ACADIA Pharmaceuticals, Inc. (b)	60,315	1,343,818
Acelyrin, Inc. (a)	31,924	214,529
Agios Pharmaceuticals, Inc. (b)	23,956	532,542
Aileron Therapeutics, Inc. (a)(b)	28,259	59,909
Akero Therapeutics, Inc. (b)	11,910	199,373
Alkermes PLC (b)	42,989	1,037,754
Allakos, Inc. (b)	112,187	249,055
Alnylam Pharmaceuticals, Inc. (a)(b)	26,864	4,519,868
Ambrx Biopharma, Inc.	17,946	207,097
Amgen, Inc.	119,199	32,140,818
Amicus Therapeutics, Inc. (b)	69,935	770,684
Apellis Pharmaceuticals, Inc. (a)(b)	28,688	1,545,423
Applied Genetic Technologies Corp. (a)(c)	14,225	0
Aptorum Group Ltd. (a)(b)	36,044	53,706
Arcellx, Inc. (b)	15,124	794,464
Arcturus Therapeutics Holdings, Inc. (b)	14,912	356,993
Argenx SE ADR (b)	7,020	3,163,282
Arrowhead Pharmaceuticals, Inc. (b)	25,543	541,512
Ascendis Pharma A/S sponsored ADR (b)	13,892	1,395,174
Aurinia Pharmaceuticals, Inc. (a)(b)	39,864	344,425
Beam Therapeutics, Inc. (a)(b)	32,190	903,895
BeiGene Ltd. ADR (b)	10,907	2,038,955
Biogen, Inc. (b)	33,333	7,802,589
BioMarin Pharmaceutical, Inc. (b)	43,475	3,959,703
BioNTech SE ADR (b)	19,400	1,947,954
Blueprint Medicines Corp. (b)	17,178	1,196,276
BridgeBio Pharma, Inc. (b)	58,315	1,674,224
Carisma Therapeutics, Inc. rights (a)(b)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (b)	19,663	283,737
Celldex Therapeutics, Inc. (b)	18,547	560,305
Cerevel Therapeutics Holdings (b)	41,121	1,066,268
Clementia Pharmaceuticals, Inc. rights (b)(c)	20,215	0
CRISPR Therapeutics AG (a)(b)	19,937	1,330,396
CureVac NV (a)(b)	72,010	388,854
Cyclerion Therapeutics, Inc. (a)(b)	12,987	28,052
Cytokinetics, Inc. (b)	32,231	1,079,094
Day One Biopharmaceuticals, Inc. (a)(b)	45,758	529,878
Denali Therapeutics, Inc. (b)	34,273	634,736
Design Therapeutics, Inc. (b)	35,369	84,886
Dynavax Technologies Corp. (a)(b)	37,622	515,421
Editas Medicine, Inc. (a)(b)	66,985	705,352
Entrada Therapeutics, Inc. (a)(b)	18,201	236,067
Exact Sciences Corp. (b)	42,467	2,717,888
Exelixis, Inc. (b)	81,076	1,768,268
Forte Biosciences, Inc. (a)(b)	119,212	56,506
Galectin Therapeutics, Inc. (a)(b)	69,221	134,981
Genmab A/S ADR (b)	15,695	496,119
Geron Corp. (b)	191,709	369,998
Gilead Sciences, Inc.	280,127	21,457,728
Grifols SA ADR (b)	42,453	411,370
Halozyme Therapeutics, Inc. (b)	34,653	1,337,952
HilleVax, Inc. (b)	15,946	218,620
Immatics NV (a)(b)	37,088	327,858
Immunocore Holdings PLC ADR (b)	6,494	342,429
ImmunoGen, Inc. (b)	59,727	1,752,987
Immunovant, Inc. (b)	34,319	1,342,902
Impel Pharmaceuticals, Inc. (a)(b)	87,484	36,700
Incyte Corp. (b)	51,688	2,808,726
Inhibrx, Inc. (b)	18,827	391,037
Inmune Bio, Inc. (a)(b)	37,201	351,549
Insmed, Inc. (b)	41,384	1,035,428
Intellia Therapeutics, Inc. (b)	26,985	799,566
Ionis Pharmaceuticals, Inc. (a)(b)	36,825	1,821,733
Iovance Biotherapeutics, Inc. (b)	97,715	593,130
Ironwood Pharmaceuticals, Inc. Class A (b)	50,960	504,504
Karuna Therapeutics, Inc. (a)(b)	7,721	1,476,332
Keros Therapeutics, Inc. (b)	12,263	372,059
Kinnate Biopharma, Inc. (a)(b)	49,891	113,253
Krystal Biotech, Inc. (b)	10,447	1,088,891
Kura Oncology, Inc. (b)	51,821	501,109
Kymera Therapeutics, Inc. (b)	24,389	506,316
Legend Biotech Corp. ADR (b)	19,660	1,195,721
Lyell Immunopharma, Inc. (a)(b)	196,841	340,535
Macrogenics, Inc. (b)	59,270	486,607
Madrigal Pharmaceuticals, Inc. (b)	6,397	1,300,510
MannKind Corp. (a)(b)	107,695	389,856
Merus BV (a)(b)	20,392	504,498
Mirati Therapeutics, Inc. (b)	22,407	1,271,597
Moderna, Inc. (b)	87,391	6,790,281
Monte Rosa Therapeutics, Inc. (b)	26,372	81,753
Moonlake Immunotherapeutics (a)(b)	13,906	610,612
Morphic Holding, Inc. (b)	10,973	260,060
Mural Oncology PLC	4,309	15,555
Myriad Genetics, Inc. (b)	26,054	497,371
Natera, Inc. (b)	25,489	1,426,110
Neurocrine Biosciences, Inc. (a)(b)	22,975	2,678,655
Nurix Therapeutics, Inc. (a)(b)	51,686	321,487
Nuvalent, Inc. Class A (b)	14,437	943,747
Omniab, Inc. (c)	2,320	9,303
Omniab, Inc. (c)	2,320	8,816
Organogenesis Holdings, Inc. Class A (b)	86,768	221,258
Prime Medicine, Inc. (a)(b)	40,520	294,175
ProKidney Corp. (a)(b)	44,391	74,577
Prothena Corp. PLC (a)(b)	14,744	480,360
PTC Therapeutics, Inc. (b)	19,273	443,664
RAPT Therapeutics, Inc. (b)	21,658	314,474
RayzeBio, Inc. (a)	12,486	298,166
Recursion Pharmaceuticals, Inc. (a)(b)	66,124	452,949
Regeneron Pharmaceuticals, Inc. (b)	24,229	19,960,092
REGENXBIO, Inc. (b)	30,110	587,747
Relay Therapeutics, Inc. (a)(b)	56,526	447,121
Repligen Corp. (a)(b)	11,441	1,799,097
Replimune Group, Inc. (b)	24,497	273,876
Revolution Medicines, Inc. (b)	24,670	575,551
Rhythm Pharmaceuticals, Inc. (b)	20,027	669,503
Rocket Pharmaceuticals, Inc. (b)	28,459	663,948
Roivant Sciences Ltd. (b)	192,028	1,835,788
Sage Therapeutics, Inc. (b)	19,417	380,185
Sana Biotechnology, Inc. (b)	83,310	338,239
Sarepta Therapeutics, Inc. (b)	22,386	1,819,534
Savara, Inc. (b)	304,262	1,171,409
Seagen, Inc. (b)	42,069	8,969,531
SpringWorks Therapeutics, Inc. (a)(b)	25,217	766,345
Summit Therapeutics, Inc. (a)(b)	237,383	481,887
Tango Therapeutics, Inc. (b)	36,234	275,378
TG Therapeutics, Inc. (a)(b)	64,472	825,886
Tiziana Life Sciences Ltd. (a)(b)	154,868	91,372
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	0
Twist Bioscience Corp. (a)(b)	27,105	651,875
Tyra Biosciences, Inc. (b)	15,227	178,308
Ultragenyx Pharmaceutical, Inc. (b)	23,666	919,424
United Therapeutics Corp. (b)	10,501	2,520,240
Vaxart, Inc. (a)(b)	271,466	194,098
Vaxcyte, Inc. (b)	24,390	1,262,670
VectivBio Holding AG (b)	3	51
Vera Therapeutics, Inc. (b)	19,436	263,358
Veracyte, Inc. (b)	18,587	475,827
Vertex Pharmaceuticals, Inc. (b)	57,307	20,333,097
Verve Therapeutics, Inc. (a)(b)	30,150	340,092
Xencor, Inc. (b)	24,239	444,543
Xenon Pharmaceuticals, Inc. (b)	19,218	702,994
Zai Lab Ltd. ADR (a)(b)	19,350	528,062
Zentalis Pharmaceuticals, Inc. (b)	15,254	171,608
		215,425,906
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (c)	10,350	28,773
Align Technology, Inc. (b)	17,165	3,669,877
Alphatec Holdings, Inc. (b)	58,761	697,493
Angiodynamics, Inc. (b)	41,474	270,825
Atricure, Inc. (b)	13,251	470,145
Atrion Corp.	341	105,147
Axonics Modulation Technologies, Inc. (b)	13,549	758,609
Bioventus, Inc. (a)(b)	55,660	222,640
Cerus Corp. (b)	168,484	271,259
Cue Health, Inc. (a)(b)	156,058	54,308
Dentsply Sirona, Inc.	52,640	1,671,320
DexCom, Inc. (b)	85,874	9,920,164
Embecta Corp.	20,637	378,483
Establishment Labs Holdings, Inc. (a)(b)	8,889	228,003
GE Healthcare Holding LLC (a)	101,448	6,945,130
Hologic, Inc. (b)	57,760	4,118,288
ICU Medical, Inc. (a)(b)	5,643	495,230
IDEXX Laboratories, Inc. (b)	17,987	8,378,704
Inari Medical, Inc. (b)	13,444	802,472
InMode Ltd. (b)	20,139	478,301
Insulet Corp. (b)	16,186	3,060,611
Integra LifeSciences Holdings Corp. (b)	21,692	850,109
Intuitive Surgical, Inc. (b)	80,188	24,925,638
iRhythm Technologies, Inc. (b)	6,911	589,370
Lantheus Holdings, Inc. (b)	14,107	1,010,343
LivaNova PLC (b)	14,928	669,521
Masimo Corp. (b)	4,994	468,237
Merit Medical Systems, Inc. (b)	14,113	1,009,926
Neogen Corp. (b)	30,212	512,698
Novocure Ltd. (b)	23,769	291,646
Omnicell, Inc. (b)	7,304	243,661
OrthoPediatrics Corp. (b)	11,427	352,294
PROCEPT BioRobotics Corp. (a)(b)	17,153	635,862
QuidelOrtho Corp. (b)	16,123	1,108,134
Shockwave Medical, Inc. (b)	7,738	1,350,668
Silk Road Medical, Inc. (b)	21,136	197,199
Staar Surgical Co. (b)	8,691	272,550
Tandem Diabetes Care, Inc. (b)	22,568	456,776
The Cooper Companies, Inc.	11,214	3,778,221
TransMedics Group, Inc. (a)(b)	7,045	533,166
		82,281,801
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (b)	362,421	311,863
Acadia Healthcare Co., Inc. (b)	22,791	1,663,515
Accolade, Inc. (b)	34,737	303,254
AdaptHealth Corp. (b)	47,278	400,917
Addus HomeCare Corp. (b)	5,835	508,812
AirSculpt Technologies, Inc. (a)(b)	26,205	131,811
Amedisys, Inc. (b)	8,331	779,615
Apollo Medical Holdings, Inc. (b)	17,116	568,765
Aveanna Healthcare Holdings, Inc. (b)	73,318	200,158
Clover Health Investments Corp. (a)(b)	439,286	404,582
Corvel Corp. (b)	4,917	1,026,965
Fulgent Genetics, Inc. (b)	13,052	359,974
Guardant Health, Inc. (b)	29,359	738,966
HealthEquity, Inc. (b)	19,970	1,338,389
Henry Schein, Inc. (b)	30,655	2,045,608
LifeStance Health Group, Inc. (a)(b)	105,587	725,383
National Research Corp. Class A	8,245	341,590
NeoGenomics, Inc. (b)	37,396	679,485
Nutex Health, Inc. (a)(b)	464,390	88,327
Opko Health, Inc. (b)	241,175	352,116
Option Care Health, Inc. (b)	34,789	1,034,973
P3 Health Partners, Inc. Class A (b)	87,045	104,454
Patterson Companies, Inc.	27,167	690,313
Premier, Inc.	32,505	669,278
Privia Health Group, Inc. (b)	32,447	670,355
Progyny, Inc. (b)	23,688	813,920
R1 RCM, Inc. (a)(b)	91,875	972,038
RadNet, Inc. (b)	21,136	702,349
Surgery Partners, Inc. (b)	21,508	704,387
The Ensign Group, Inc.	14,818	1,586,563
		20,918,725
Health Care Technology - 0.0%
Certara, Inc. (b)	43,026	620,005
Schrodinger, Inc. (b)	21,518	668,995
Simulations Plus, Inc. (a)	9,420	369,264
SOPHiA GENETICS SA (a)(b)	29,104	116,998
Veradigm, Inc. (b)	37,809	434,047
		2,209,309
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)(b)	15,088	656,630
AbCellera Biologics, Inc. (a)(b)	88,259	415,700
Adaptive Biotechnologies Corp. (b)	70,052	306,828
Azenta, Inc. (b)	13,887	782,810
Bio-Techne Corp.	33,680	2,118,472
Bruker Corp.	36,075	2,348,122
Cytek Biosciences, Inc. (b)	52,601	365,051
Fortrea Holdings, Inc. (a)	20,060	590,566
ICON PLC (b)	17,837	4,761,409
Illumina, Inc. (b)	35,774	3,647,159
Maravai LifeSciences Holdings, Inc. (b)	35,186	179,449
Medpace Holdings, Inc. (b)	8,390	2,271,341
OmniAb, Inc. (b)	60,716	266,543
Pacific Biosciences of California, Inc. (a)(b)	76,137	645,642
Sotera Health Co. (a)(b)	104,553	1,427,148
		20,782,870
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (b)	53,296	46,618
Amphastar Pharmaceuticals, Inc. (b)	16,531	931,026
Amylyx Pharmaceuticals, Inc. (b)	28,219	399,581
AstraZeneca PLC sponsored ADR	134,318	8,675,600
Atea Pharmaceuticals, Inc. (b)	87,517	261,676
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	38,015	438,693
Axsome Therapeutics, Inc. (a)(b)	12,717	857,762
Cassava Sciences, Inc. (a)(b)	17,353	361,463
CinCor Pharma, Inc. rights (b)(c)	12,042	0
Clearmind Medicine, Inc. (a)	9,682	33,887
Corcept Therapeutics, Inc. (b)	30,535	777,726
Dova Pharmaceuticals, Inc. rights (b)(c)	7,729	0
Eyepoint Pharmaceuticals, Inc. (a)(b)	27,004	168,775
GH Research PLC (a)(b)	29,483	183,974
Harmony Biosciences Holdings, Inc. (b)	17,590	511,165
Indivior PLC (b)	29,410	485,265
Innoviva, Inc. (b)	27,914	386,609
Intra-Cellular Therapies, Inc. (b)	24,660	1,513,384
Jazz Pharmaceuticals PLC (b)	15,195	1,796,505
Ligand Pharmaceuticals, Inc.:
Class B (b)	6,408	373,650
General CVR (b)	1,530	8
Glucagon CVR (b)	1,530	5
rights (b)	1,530	5
TR Beta CVR (b)	1,530	207
Neumora Therapeutics, Inc. (a)	34,304	420,224
Pacira Biosciences, Inc. (b)	14,933	407,372
Revance Therapeutics, Inc. (b)	34,397	232,868
Royalty Pharma PLC	99,865	2,703,346
Sanofi SA sponsored ADR	65,654	3,069,325
Satsuma Pharmaceuticals, Inc. rights (b)(c)	218,164	2
Scilex Holding Co.	45,036	55,732
Scilex Holding Co. (a)(b)	68,055	85,069
SIGA Technologies, Inc. (a)	81,146	440,623
Supernus Pharmaceuticals, Inc. (b)	18,876	514,371
Tilray Brands, Inc. Class 2 (a)(b)	288,215	521,669
Ventyx Biosciences, Inc. (a)(b)	15,609	33,715
Verona Pharma PLC ADR (b)	21,010	284,055
Viatris, Inc. (a)	285,787	2,623,525
WAVE Life Sciences (b)	72,375	384,311
		29,979,791
TOTAL HEALTH CARE		371,598,402
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (b)	7,367	1,013,773
Axon Enterprise, Inc. (b)	16,021	3,682,747
Elbit Systems Ltd. (a)	10,640	2,153,217
Kratos Defense & Security Solutions, Inc. (b)	38,717	737,559
Leonardo DRS, Inc. (b)	58,323	1,074,893
Lilium NV (a)(b)	380,299	410,723
Mercury Systems, Inc. (a)(b)	18,048	618,866
Rocket Lab U.S.A., Inc. Class A (a)(b)	148,511	650,478
Woodward, Inc.	15,091	2,040,001
		12,382,257
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (b)	19,518	310,531
C.H. Robinson Worldwide, Inc. (a)	28,783	2,361,645
Forward Air Corp.	8,315	528,252
Hub Group, Inc. Class A (b)	9,631	727,622
		3,928,050
Building Products - 0.1%
AAON, Inc. (a)	21,300	1,333,380
CSW Industrials, Inc.	3,417	605,937
Gibraltar Industries, Inc. (b)	9,770	656,446
UFP Industries, Inc. (a)	15,958	1,749,476
		4,345,239
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (b)	22,101	345,439
Casella Waste Systems, Inc. Class A (b)	13,202	1,067,778
Cimpress PLC (b)	4,744	334,405
Cintas Corp.	23,123	12,792,800
Copart, Inc.	217,935	10,944,696
Fuel Tech, Inc. (b)	232,747	246,712
Matthews International Corp. Class A	12,098	413,147
Millerknoll, Inc. (a)	25,569	659,680
Stericycle, Inc. (b)	1,820	85,485
Tetra Tech, Inc. (a)	12,282	1,942,398
		28,832,540
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (b)	15,419	646,981
MYR Group, Inc. (b)	5,430	675,601
Willscot Mobile Mini Holdings (b)	48,805	2,036,145
		3,358,727
Electrical Equipment - 0.1%
Array Technologies, Inc. (b)	43,571	674,043
Ballard Power Systems, Inc. (a)(b)	141,562	496,883
Encore Wire Corp. (a)	5,215	961,125
Enovix Corp. (a)(b)	46,598	515,840
Fluence Energy, Inc. (a)(b)	29,376	736,750
Plug Power, Inc. (a)(b)	153,132	618,653
Shoals Technologies Group, Inc. (b)	38,164	528,571
SunPower Corp. (a)(b)	41,125	170,669
Sunrun, Inc. (a)(b)	59,478	767,266
Vicor Corp. (b)	8,388	306,749
		5,776,549
Ground Transportation - 0.8%
ArcBest Corp.	7,080	843,865
Avis Budget Group, Inc. (a)(b)	8,136	1,487,668
CSX Corp. (a)	469,589	15,167,725
Grab Holdings Ltd. (b)	876,467	2,664,460
Heartland Express, Inc. (a)	30,260	406,089
Hertz Global Holdings, Inc. (a)(b)	72,722	606,501
J.B. Hunt Transport Services, Inc.	23,306	4,317,903
Landstar System, Inc.	7,800	1,346,670
Lyft, Inc. (b)	78,173	916,969
Marten Transport Ltd.	29,393	554,058
Old Dominion Freight Lines, Inc.	25,264	9,829,212
Saia, Inc. (b)	6,042	2,358,736
Universal Logistics Holdings, Inc.	13,044	322,709
Werner Enterprises, Inc.	17,464	698,735
		41,521,300
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	150,760	29,536,899
Icahn Enterprises LP	94,180	1,588,817
		31,125,716
Machinery - 0.4%
Astec Industries, Inc.	8,613	267,778
Columbus McKinnon Corp. (NY Shares)	12,679	442,751
Franklin Electric Co., Inc.	12,369	1,100,841
Hillman Solutions Corp. Class A (b)	62,808	459,755
Kornit Digital Ltd. (a)(b)	14,153	263,104
Lincoln Electric Holdings, Inc.	13,306	2,635,386
Microvast Holdings, Inc. (a)(b)	171,402	200,540
Middleby Corp. (b)	12,141	1,532,558
Nikola Corp. (a)(b)	268,461	261,051
NN, Inc. (a)(b)	45,635	109,524
Nordson Corp.	13,125	3,088,838
Omega Flex, Inc. (a)	3,105	218,965
PACCAR, Inc. (a)	118,965	10,923,366
Symbotic, Inc. (a)(b)	23,121	1,222,638
		22,727,095
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (a)	47,402	447,951
Passenger Airlines - 0.2%
Allegiant Travel Co.	5,653	387,174
American Airlines Group, Inc. (b)	158,303	1,967,706
Ryanair Holdings PLC sponsored ADR (b)	23,891	2,824,394
Sun Country Airlines Holdings, Inc. (b)	23,273	353,284
United Airlines Holdings, Inc. (b)	71,778	2,828,053
		8,360,611
Professional Services - 1.1%
Automatic Data Processing, Inc.	91,933	21,137,235
Concentrix Corp.	12,751	1,198,466
Conduent, Inc. (b)	122,509	372,427
CSG Systems International, Inc.	10,726	527,612
ExlService Holdings, Inc. (b)	43,145	1,224,024
Exponent, Inc.	13,381	1,029,802
First Advantage Corp. (a)	31,697	491,620
Forrester Research, Inc. (b)	13,808	333,877
Headhunter Group PLC ADR (b)(c)	12,021	32,719
Huron Consulting Group, Inc. (b)	6,814	709,814
ICF International, Inc.	5,770	807,512
Kelly Services, Inc. Class A (non-vtg.)	22,957	477,276
Kforce, Inc. (a)	7,476	521,077
LegalZoom.com, Inc. (b)	40,500	466,965
NV5 Global, Inc. (b)	5,014	487,762
Paychex, Inc.	81,494	9,939,823
Paycor HCM, Inc. (a)(b)	36,380	771,620
Paylocity Holding Corp. (b)	13,320	2,086,844
SS&C Technologies Holdings, Inc.	59,213	3,331,323
Ttec Holdings, Inc. (a)	18,000	336,960
Upwork, Inc. (b)	45,507	641,194
Verisk Analytics, Inc.	33,490	8,085,491
Verra Mobility Corp. (b)	47,048	944,724
		55,956,167
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (b)	17,189	1,381,308
Fastenal Co. (a)	131,308	7,874,541
FTAI Aviation Ltd. (a)	27,619	1,138,179
H&E Equipment Services, Inc.	13,515	598,850
McGrath RentCorp.	7,382	750,676
Rush Enterprises, Inc. Class A	19,034	755,079
		12,498,633
TOTAL INDUSTRIALS		231,260,835
INFORMATION TECHNOLOGY - 47.3%
Communications Equipment - 1.0%
ADTRAN Holdings, Inc. (a)	45,906	240,088
Applied Optoelectronics, Inc. (a)(b)	34,418	456,039
Cisco Systems, Inc.	915,468	44,290,342
Extreme Networks, Inc. (b)	41,843	675,346
F5, Inc. (b)	13,534	2,316,885
Harmonic, Inc. (b)	42,337	468,247
Lumentum Holdings, Inc. (b)	17,623	754,264
NetScout Systems, Inc. (b)	22,851	458,848
Radware Ltd. (b)	15,780	240,645
ViaSat, Inc. (a)(b)	29,459	602,437
Viavi Solutions, Inc. (b)	62,244	502,932
		51,006,073
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries, Inc. (a)	10,084	958,484
Avnet, Inc.	24,663	1,153,242
CDW Corp.	30,955	6,527,790
Cognex Corp.	36,043	1,358,821
ePlus, Inc. (b)	8,781	557,418
Evolv Technologies Holdings, Inc. (b)	66,622	266,488
Flex Ltd. (b)	108,285	2,755,853
Innoviz Technologies Ltd. (a)(b)	184,450	315,410
Insight Enterprises, Inc. (b)	9,269	1,403,512
IPG Photonics Corp. (b)	12,279	1,175,837
Itron, Inc. (b)	11,153	751,489
Lightwave Logic, Inc. (a)(b)	64,002	254,728
Littelfuse, Inc.	6,142	1,429,858
MicroVision, Inc. (a)(b)	128,730	324,400
Movella Holdings, Inc. (a)(b)	86,297	30,981
Napco Security Technologies, Inc. (a)	6,213	190,118
Nayax Ltd. (a)(b)	7,362	140,761
Novanta, Inc. (b)	9,309	1,344,592
OSI Systems, Inc. (b)	5,475	675,013
PC Connection, Inc.	8,277	493,558
Plexus Corp. (b)	8,072	822,456
Sanmina Corp. (b)	16,541	828,870
Spectaire Holdings, Inc. Class A (a)(b)	15,313	25,266
Trimble, Inc. (b)	54,323	2,520,587
TTM Technologies, Inc. (b)	35,491	532,720
Zebra Technologies Corp. Class A (b)	11,616	2,752,760
		29,591,012
IT Services - 0.6%
Akamai Technologies, Inc. (b)	36,009	4,160,120
Amdocs Ltd.	29,051	2,433,602
Chindata Group Holdings Ltd. ADR (a)(b)	32,751	275,763
Cognizant Technology Solutions Corp. Class A	116,490	8,198,566
Grid Dynamics Holdings, Inc. (b)	35,384	448,669
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	81,212	354,896
MongoDB, Inc. Class A (b)	15,781	6,560,793
Okta, Inc. (b)	33,049	2,215,935
Taoping, Inc. (a)(b)	7,203	10,372
Thoughtworks Holding, Inc. (b)	89,098	347,482
VeriSign, Inc. (b)	24,228	5,141,182
Wix.com Ltd. (b)	14,872	1,509,508
		31,656,888
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices, Inc. (b)	356,945	43,247,456
AEHR Test Systems (a)(b)	8,475	194,586
Allegro MicroSystems LLC (a)(b)	39,871	1,085,289
Ambarella, Inc. (b)	9,556	561,033
Amkor Technology, Inc.	62,529	1,761,442
Analog Devices, Inc.	113,268	20,771,086
Applied Materials, Inc.	189,601	28,398,438
Arm Holdings Ltd. ADR (a)	21,415	1,317,023
ASML Holding NV (depository receipt)	18,840	12,882,038
Axcelis Technologies, Inc. (b)	9,065	1,126,598
Broadcom, Inc.	92,958	86,054,009
Camtek Ltd. (a)(b)	13,959	886,117
Canadian Solar, Inc. (a)(b)	16,824	353,809
CEVA, Inc. (b)	10,451	227,414
Cirrus Logic, Inc. (b)	12,130	920,788
Cohu, Inc. (b)	13,553	430,037
Credo Technology Group Holding Ltd. (b)	45,601	816,714
Diodes, Inc. (b)	12,125	805,343
Enphase Energy, Inc. (b)	29,944	3,024,943
Entegris, Inc. (a)	33,686	3,516,818
First Solar, Inc. (b)	24,568	3,876,339
FormFactor, Inc. (b)	22,576	848,406
GlobalFoundries, Inc. (a)(b)	120,289	6,458,316
Impinj, Inc. (a)(b)	8,399	702,072
indie Semiconductor, Inc. (a)(b)	54,108	403,646
Intel Corp.	921,702	41,200,079
KLA Corp.	31,072	16,922,433
Kulicke & Soffa Industries, Inc.	16,791	865,072
Lam Research Corp.	30,121	21,564,226
Lattice Semiconductor Corp. (b)	34,153	1,999,658
MACOM Technology Solutions Holdings, Inc. (b)	17,957	1,508,029
Marvell Technology, Inc.	192,225	10,712,699
Maxeon Solar Technologies Ltd. (a)(b)	21,179	87,469
MaxLinear, Inc. Class A (b)	16,482	308,708
Microchip Technology, Inc. (a)	123,408	10,297,164
Micron Technology, Inc.	245,423	18,681,599
MKS Instruments, Inc.	13,465	1,111,536
Monolithic Power Systems, Inc.	10,496	5,759,365
Navitas Semiconductor Corp. (a)(b)	58,620	406,823
Nova Ltd. (a)(b)	8,123	1,044,699
NVIDIA Corp.	555,585	259,847,105
NXP Semiconductors NV (a)	57,741	11,783,783
ON Semiconductor Corp. (b)	92,643	6,608,225
PDF Solutions, Inc. (b)	5,404	162,066
Photronics, Inc. (b)	23,193	490,068
Power Integrations, Inc. (a)	15,288	1,168,156
Qorvo, Inc. (b)	21,954	2,118,561
Qualcomm, Inc.	246,622	31,826,569
Rambus, Inc. (b)	28,411	1,922,572
Rigetti Computing, Inc. Class A (a)(b)	127,731	135,395
Semtech Corp. (b)	17,174	281,138
Silicon Laboratories, Inc. (b)	9,166	965,821
Silicon Motion Tech Corp. sponsored ADR	9,760	573,888
SiTime Corp. (b)	4,945	546,917
Skyworks Solutions, Inc.	37,718	3,656,006
SMART Global Holdings, Inc. (a)(b)	19,960	332,534
SolarEdge Technologies, Inc. (b)	11,911	945,495
Synaptics, Inc. (b)	6,583	666,463
Teradyne, Inc. (a)	34,606	3,191,711
Texas Instruments, Inc.	203,066	31,010,209
Tower Semiconductor Ltd. (b)	19,982	547,107
Ultra Clean Holdings, Inc. (b)	16,975	460,702
Universal Display Corp.	11,267	1,906,376
		714,286,186
Software - 18.2%
ACI Worldwide, Inc. (b)	30,962	827,924
Adeia, Inc. (a)	32,112	295,109
Adobe, Inc. (b)	102,853	62,844,212
Agilysys, Inc. (b)	2,954	254,310
Alarm.com Holdings, Inc. (b)	13,293	724,203
Altair Engineering, Inc. Class A (b)	13,202	956,617
Amplitude, Inc. (b)	36,289	386,478
ANSYS, Inc. (b)	19,546	5,734,015
AppFolio, Inc. (b)	4,825	913,131
Appian Corp. Class A (b)	15,799	572,556
AppLovin Corp. (b)	64,943	2,434,064
Aspen Technology, Inc. (b)	13,731	2,584,998
Atlassian Corp. PLC (b)	32,725	6,248,839
Aurora Innovation, Inc. (a)(b)	332,826	728,889
Autodesk, Inc. (b)	48,960	10,694,333
AvePoint, Inc. (b)	70,359	576,240
Bentley Systems, Inc. Class B (a)	57,056	2,970,335
Blackbaud, Inc. (b)	13,544	1,019,051
BlackLine, Inc. (b)	15,165	877,295
Braze, Inc. (b)	17,373	954,473
Cadence Design Systems, Inc. (b)	60,494	16,531,195
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	138,444	1,617,026
Check Point Software Technologies Ltd. (b)	27,875	4,069,750
Cipher Mining, Inc. (a)(b)	115,877	320,979
Cognyte Software Ltd. (b)	93,989	482,164
CommVault Systems, Inc. (b)	12,624	928,874
Confluent, Inc. (b)	38,708	821,384
Crowdstrike Holdings, Inc. (b)	48,513	11,497,096
CyberArk Software Ltd. (a)(b)	9,770	1,946,868
Datadog, Inc. Class A (b)	64,746	7,547,441
Descartes Systems Group, Inc. (a)(b)	21,441	1,737,579
Digital Turbine, Inc. (b)	39,219	182,368
DocuSign, Inc. (b)	43,302	1,866,316
Dropbox, Inc. Class A (a)(b)	66,788	1,882,086
Everbridge, Inc. (b)	15,474	315,051
EverCommerce, Inc. (a)(b)	59,960	558,827
Five9, Inc. (b)	12,474	950,768
Fortinet, Inc. (b)	177,830	9,346,745
Freshworks, Inc. (b)	41,410	829,028
Gen Digital, Inc.	130,469	2,880,756
GitLab, Inc. (b)	20,173	975,163
HashiCorp, Inc. (a)(b)	19,796	424,030
Intapp, Inc. (b)	17,134	642,525
InterDigital, Inc. (a)	8,244	823,740
Intuit, Inc.	62,507	35,720,250
Jamf Holding Corp. (a)(b)	2,353	38,754
JFrog Ltd. (a)(b)	30,322	818,088
Magic Software Enterprises Ltd.	23,713	217,448
Manhattan Associates, Inc. (b)	14,824	3,306,493
Marathon Digital Holdings, Inc. (a)(b)	68,868	824,350
Matterport, Inc. (a)(b)	98,009	246,983
Microsoft Corp.	1,669,330	632,525,830
MicroStrategy, Inc. Class A (a)(b)	2,838	1,414,175
MMTEC, Inc. (a)(b)	97,986	112,684
Monday.com Ltd. (a)(b)	9,780	1,758,835
nCino, Inc. (a)(b)	23,723	655,466
Nextnav, Inc. (a)(b)	56,335	223,087
NICE Ltd. sponsored ADR (b)	11,211	2,127,287
Nutanix, Inc. Class A (b)	49,064	2,114,168
Open Text Corp. (a)	65,391	2,624,795
Pagaya Technologies Ltd. Class A (a)(b)	212,069	269,328
Palo Alto Networks, Inc. (b)	65,494	19,326,624
Pegasystems, Inc.	24,568	1,277,045
Progress Software Corp.	13,253	713,807
PTC, Inc. (b)	27,495	4,326,613
Qualys, Inc. (b)	8,870	1,639,531
Rapid7, Inc. (b)	17,293	936,416
Riot Platforms, Inc. (a)(b)	56,027	703,139
Roper Technologies, Inc.	24,093	12,968,057
Sapiens International Corp. NV	18,177	467,694
Semantix, Inc. (a)(b)	21,639	18,372
Smith Micro Software, Inc. (b)	128,066	87,021
Splunk, Inc. (b)	37,884	5,740,941
Sprout Social, Inc. (a)(b)	14,628	832,333
SPS Commerce, Inc. (b)	9,378	1,615,642
Synopsys, Inc. (b)	33,451	18,171,587
Telos Corp. (b)	65,119	267,639
Tenable Holdings, Inc. (b)	26,826	1,110,328
Varonis Systems, Inc. (b)	31,492	1,319,200
Verint Systems, Inc. (b)	17,569	431,670
Workday, Inc. Class A (b)	45,342	12,274,986
Zoom Video Communications, Inc. Class A (b)	57,647	3,910,196
Zscaler, Inc. (b)	31,096	6,142,393
		951,054,086
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	3,512,541	667,207,155
Corsair Gaming, Inc. (b)	30,686	396,156
Logitech International SA (a)	38,027	3,334,968
Nano Dimension Ltd. ADR (a)(b)	113,436	260,903
NetApp, Inc.	49,324	4,507,720
Seagate Technology Holdings PLC	49,403	3,907,777
Stratasys Ltd. (b)	25,171	277,888
Super Micro Computer, Inc. (b)	12,726	3,480,179
Western Digital Corp. (b)	66,494	3,212,325
Xerox Holdings Corp.	39,601	554,018
		687,139,089
TOTAL INFORMATION TECHNOLOGY		2,464,733,334
MATERIALS - 1.1%
Chemicals - 0.9%
Alto Ingredients, Inc. (a)(b)	77,392	188,836
Balchem Corp.	8,611	1,073,964
Innospec, Inc.	7,376	774,996
Linde PLC	109,904	45,474,978
Methanex Corp. (a)	19,889	849,061
PureCycle Technologies, Inc. (a)(b)	60,400	244,016
		48,605,851
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	66,895	765,279
TriMas Corp.	14,925	382,528
		1,147,807
Metals & Mining - 0.2%
Ferroglobe PLC (a)(b)	36,039	208,666
Kaiser Aluminum Corp. (a)	5,823	340,529
Royal Gold, Inc. (a)	14,325	1,744,785
Schnitzer Steel Industries, Inc. Class A	11,394	292,028
Sigma Lithium Corp. (a)(b)	34,044	1,020,980
SSR Mining, Inc. (a)	44,921	530,068
Steel Dynamics, Inc.	40,541	4,829,649
		8,966,705
TOTAL MATERIALS		58,720,363
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Diversified Healthcare Trust (SBI)	112,209	262,569
Equinix, Inc.	20,474	16,686,515
Gaming & Leisure Properties	55,265	2,582,533
Host Hotels & Resorts, Inc.	158,937	2,776,629
Lamar Advertising Co. Class A	21,143	2,141,574
Office Properties Income Trust	42,855	239,131
Phillips Edison & Co., Inc. (a)	31,363	1,105,232
Potlatch Corp.	15,533	712,033
Regency Centers Corp.	40,369	2,534,366
Retail Opportunity Investments Corp.	37,606	483,989
Sabra Health Care REIT, Inc.	64,197	937,276
SBA Communications Corp. Class A	24,457	6,039,901
Service Properties Trust	51,355	367,188
Uniti Group, Inc.	86,542	478,577
		37,347,513
Real Estate Management & Development - 0.3%
Colliers International Group, Inc. (a)	10,489	1,091,590
Comstock Holding Companies, Inc. (b)	131,344	589,735
CoStar Group, Inc. (b)	89,536	7,435,069
eXp World Holdings, Inc. (a)	38,542	466,744
FirstService Corp.	10,586	1,661,155
Opendoor Technologies, Inc. (a)(b)	181,213	545,451
Redfin Corp. (b)	29,893	208,354
Zillow Group, Inc.:
Class A (a)(b)	16,914	666,242
Class C (b)	39,724	1,626,301
		14,290,641
TOTAL REAL ESTATE		51,638,154
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	54,564	2,759,301
American Electric Power Co., Inc.	115,860	9,216,663
Constellation Energy Corp.	73,618	8,910,723
Evergy, Inc.	51,622	2,634,787
Exelon Corp.	219,322	8,446,090
MGE Energy, Inc.	10,281	758,224
Otter Tail Corp. (a)	11,468	875,123
Xcel Energy, Inc.	119,954	7,298,001
		40,898,912
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (a)	27,331	519,836
Enlight Renewable Energy Ltd.	29,230	503,341
Montauk Renewables, Inc. (a)(b)	58,650	541,926
ReNew Energy Global PLC (a)(b)	86,377	556,268
		2,121,371
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,285	718,678
Water Utilities - 0.0%
Middlesex Water Co. (a)	6,269	400,589
TOTAL UTILITIES		44,139,550
TOTAL COMMON STOCKS (Cost $3,136,661,182)		5,183,864,410

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $1,975,577)	2,000,000	1,975,799

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	24,001,536	24,006,336
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	168,209,293	168,226,114
TOTAL MONEY MARKET FUNDS (Cost $192,230,248)		192,232,450

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $3,330,867,007)	5,378,072,659
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(164,059,852)
NET ASSETS - 100.0%	5,214,012,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	94	Dec 2023	30,052,740	1,155,980	1,155,980

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,852 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,554,953.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	15,662,762	135,931,471	127,587,897	928,980	-	-	24,006,336	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	181,796,200	731,429,419	744,999,504	5,901,692	-	(1)	168,226,114	0.6%
Total	197,458,962	867,360,890	872,587,401	6,830,672	-	(1)	192,232,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	736,948,927	736,306,495	-	642,432
Consumer Discretionary	777,721,945	777,420,563	-	301,382
Consumer Staples	206,436,158	206,436,158	-	-
Energy	34,577,771	34,577,771	-	-
Financials	206,088,971	206,088,971	-	-
Health Care	371,598,402	371,495,772	55,732	46,898
Industrials	231,260,835	231,228,116	-	32,719
Information Technology	2,464,733,334	2,464,733,334	-	-
Materials	58,720,363	58,720,363	-	-
Real Estate	51,638,154	51,638,154	-	-
Utilities	44,139,550	44,139,550	-	-

U.S. Government and Government Agency Obligations	1,975,799	-	1,975,799	-

Money Market Funds	192,232,450	192,232,450	-	-
Total Investments in Securities:	5,378,072,659	5,375,017,697	2,031,531	1,023,431
Derivative Instruments: Assets
Futures Contracts	1,155,980	1,155,980	-	-
Total Assets	1,155,980	1,155,980	-	-
Total Derivative Instruments:	1,155,980	1,155,980	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,155,980	0
Total Equity Risk	1,155,980	0
Total Value of Derivatives	1,155,980	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $161,401,732) - See accompanying schedule:
Unaffiliated issuers (cost $3,138,636,759)	$5,185,840,209
Fidelity Central Funds (cost $192,230,248)	192,232,450

Total Investment in Securities (cost $3,330,867,007)		$5,378,072,659
Foreign currency held at value (cost $162,298)		149,448
Dividends receivable		4,368,826
Distributions receivable from Fidelity Central Funds		647,581
Other receivables		34
Total assets		5,383,238,548
Liabilities
Payable to custodian bank	$60
Accrued management fee	887,218
Payable for daily variation margin on futures contracts	69,331
Other payables and accrued expenses	45,255
Collateral on securities loaned	168,223,877
Total Liabilities		169,225,741
Net Assets		$5,214,012,807
Net Assets consist of:
Paid in capital		$3,319,280,084
Total accumulated earnings (loss)		1,894,732,723
Net Assets		$5,214,012,807
Net Asset Value, offering price and redemption price per share ($5,214,012,807 ÷ 92,900,000 shares)		$56.13
Statement of Operations
		Year ended November 30, 2023
Investment Income
Dividends		$39,441,104
Interest		91,012
Income from Fidelity Central Funds (including $5,901,692 from security lending)		6,830,672
Total Income		46,362,788
Expenses
Management fee	$9,545,506
Independent trustees' fees and expenses	25,493
Total expenses before reductions	9,570,999
Expense reductions	(8,207)
Total expenses after reductions		9,562,792
Net Investment income (loss)		36,799,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(65,036,556)
Redemptions in-kind	103,885,514
Foreign currency transactions	506
Futures contracts	6,496,810
Total net realized gain (loss)		45,346,274
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	961,640,838
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	7,664
Futures contracts	(197,677)
Total change in net unrealized appreciation (depreciation)		961,450,824
Net gain (loss)		1,006,797,098
Net increase (decrease) in net assets resulting from operations		$1,043,597,094
Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,799,996	$33,181,824
Net realized gain (loss)	45,346,274	(11,193,628)
Change in net unrealized appreciation (depreciation)	961,450,824	(1,248,907,963)
Net increase (decrease) in net assets resulting from operations	1,043,597,094	(1,226,919,767)
Distributions to shareholders	(39,030,200)	(30,404,100)

Share transactions
Proceeds from sales of shares	369,571,529	597,612,198
Cost of shares redeemed	(159,557,590)	(125,564,199)

Net increase (decrease) in net assets resulting from share transactions	210,013,939	472,047,999
Total increase (decrease) in net assets	1,214,580,833	(785,275,868)

Net Assets
Beginning of period	3,999,431,974	4,784,707,842
End of period	$5,214,012,807	$3,999,431,974

Other Information
Shares
Sold	7,650,000	12,250,000
Redeemed	(3,450,000)	(2,650,000)
Net increase (decrease)	4,200,000	9,600,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

Years ended November 30,	2023	2022	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$45.09	$60.49	$47.46	$34.09	$28.79
Income from Investment Operations
Net investment income (loss) B,C	.40	.40	.34	.35	.35
Net realized and unrealized gain (loss)	11.07	(15.43)	13.01	13.68	5.30
Total from investment operations	11.47	(15.03)	13.35	14.03	5.65
Distributions from net investment income	(.43)	(.37)	(.32)	(.34)	(.35)
Distributions from net realized gain	-	-	-	(.32)	-
Total distributions	(.43)	(.37)	(.32)	(.66)	(.35)
Net asset value, end of period	$56.13	$45.09	$60.49	$47.46	$34.09
Total Return D,E	25.60%	(24.90)%	28.23%	41.87%	19.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.21%	.21%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.81%	.81%	.62%	.90%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$5,214,013	$3,999,432	$4,784,708	$3,346,121	$2,202,470
Portfolio turnover rate H,I	4%	8%	11%	19%	6%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,298,607,192
Gross unrealized depreciation	(253,457,069)
Net unrealized appreciation (depreciation)	$2,045,150,123
Tax Cost	$3,332,922,536

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,258,065
Capital loss carryforward	$(157,605,575)
Net unrealized appreciation (depreciation) on securities and other investments	$2,045,080,234

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(94,148,632)
Long-term	(63,456,943)
Total capital loss carryforward	$(157,605,575)

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$39,030,200	$30,404,100

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	237,051,391	189,030,513

Securities received and delivered in-kind through subscriptions and redemptions totaled $362,533,569 and $156,455,948, respectively.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$636,495	$285,874	$1,282,576

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,207.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index ETF (the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Nasdaq Composite Index® ETF	.21%
Actual		$ 1,000	$ 1,108.70	$ 1.11
Hypothetical-B		$ 1,000	$ 1,024.02	$ 1.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 49%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 60.18%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3.57% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"; and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2022 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board considered that the fund's investment strategy is more specialized than most funds in its mapped group, which do not track the same index as the fund. The Board also considered that the fund's management fee covers expenses beyond portfolio management and the competitor funds within the subset have management fees that only cover portfolio management expenses.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.795540.120
ETF-ANN-0124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2023, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index ETF (the “Fund”):

Services Billed by PwC

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$48,900	$-	$13,100	$1,500

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$46,400	$-	$13,600	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2023A	November 30, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2023A	November 30, 2022A
PwC	$13,602,400	$12,898,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2023, the members of the Audit Committee were Donald F. Donahue, Vijay Advani, Thomas Kennedy, Karen Peetz and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024